UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Electric City Value Fund

			Schedule of Investments
			November 30, 2007 (Unaudited)
Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS
Agricultural Services
6,375	Echo Healthcare Acquisition Corp. *	$ 50,936
15,000	Echo Healthcare Acquisition Corp. Warrant *	$ 18,000
		$ 68,936	1.90%

Commercial Banks, NEC
470	Torontao Dominion Bank	35,180	0.97%

Communications Services, NEC
4,000	XM Satellite Radio Holdings, Inc. *	62,400	1.72%

Electronic Components, NEC
1,375	Tyco Electronics Group S.A.	51,411	1.42%

Electronic & Other Electrical Equipment
1,500	General Electric Co.	57,435	1.59%

Fire, Marine, and Casualty Insurance
2,400	Allstate Corp.	122,688
30	Berkshire Hathaway Class B *	140,700
		263,388	7.27%

Househould Audio and Video Equipment
8,600	Rockford Corp. *	17,114	0.47%

Instruments for Measuring and Testing of Electricity & Electric Signals
20,008	Electric & Gas Technology, Inc. *	1,001	0.03%

Investment Advice
4,000	Invesco PLC ADR	105,000
412	Value Line, Inc.	17,040
		122,040	3.37%

Metal Mining
670	Freeport McMoran Copper & Gold, Inc.	66,283	1.83%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	60,492	1.67%

Motor Vehicle Parts & Accessories
6,000	Superior Industries International, Inc	111,120	3.07%

National Commercial Banks
1,800	Bank of America Corp.	83,034
1,500	Citigroup, Inc.	49,950
1,000	Community Bank System, Inc.	20,170
		153,154	4.23%

Natural Gas Transmission
1,755	National Grid PLC	148,280	4.10%

Paperboard Mills
10,550	Mod Pac Corp. *	86,510	2.39%

Petroleum Refining
1,200	Marathon Oil Corp.	67,080	1.85%

Pharamceutical Preparations
2,500	Schering-Plough Corp.	78,250	2.16%

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers
17,900	Landec Corp. *	235,206	6.50%

Real Estate
3,000	Tejon Ranch Co. *	115,950	3.20%

Retail - Catalog & Mail-Order Houses
22,500	Varsity Group, Inc. *	6,300	0.17%

Retail - Eating Places
1,500	McDonalds Corp.	87,705	2.42%

Retail - Lumber and Other Building Materials Dealers
2,500	Home Depot, Inc.	71,400	1.97%

Services - Business Services, NEC
5,320	Onvia, Inc. *	46,550
381,350	Stockgroup Information Systems, Inc. *	228,810
		275,360	7.60%

Services - Miscellaneous Business Services
1,375	Tyco International Ltd.	55,179	1.52%

Services - Personal Services
3,200	Steiner Leisure Ltd. *	136,640	3.77%

Services - Prepackaged Software
6,500	Microsoft Corp.	218,400
14,000	Versant Corp. *	295,680
		514,080	14.20%

Surgical and Medical Instruments and Apparatus
1,375	Covidien Ltd.	55,151	1.52%

Watches, Clocks, Clockwork Operated Devices and Parts
300	Movado Group, Inc.	8,310	0.23%

Water Transportation
1,800	Alexander & Baldwin, Inc.	92,484	2.55%

Wholesale - Checmicals & Allied Products
1,000	Ashland, Inc.	49,240	1.36%

Women's, Misses', and Juniors Outerwear
2,400	Clariborne Liz, Inc.	60,216	1.66%

Total for Common Stock (Cost $2,122,058)		3,213,295	88.74%

CASH AND EQUIVALENTS
427,045	Fidelity Money Market Portfolio Select Class 5.13% (Cost $427,0451) (a)	427,045	11.79%

	Total Investments (Cost $2,258,742)	3,640,340	100.54%

	Liabilities In Excess Of Other Assets	(19,465)	(0.54)%

	Net Assets	$ 3,620,875	100.00%

* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at November 30, 2007.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Electric City Value Fund
1. SECURITY TRANSACTIONS
At Novemeber 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,258,742 amounted to $954,553, which consisted of aggregate gross unrealized appreciation of
$1,131,217 and aggregate gross unrealized depreciation of $176,664.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 28, 2008

* Print the name and title of each signing officer under his or her signature.